THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN SMALL CAP FUND DECEMBER 31, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK** — 98.2%

	Shares	Value

CONSUMER DISCRETIONARY — 20.3%

Dorman Products *	194,397	$15,720,885

Malibu Boats, Cl A *	204,670	10,908,911

Murphy USA	61,311	17,138,877

Polaris	155,074	15,662,474

Thor Industries	159,816	12,064,510

		71,495,657

CONSUMER STAPLES — 16.5%

Boston Beer, Cl A *	47,482	15,646,269

Darling Ingredients *	400,837	25,088,388

MGP Ingredients	160,564	17,080,798

		57,815,455

FINANCIALS — 1.5%

Live Oak Bancshares	177,007	5,345,611

HEALTH CARE — 3.1%

US Physical Therapy	136,309	11,045,118

INDUSTRIALS — 41.7%

AGCO	114,016	15,812,879

Armstrong World Industries	171,429	11,758,315

Brink’s	275,323	14,787,598

Clean Harbors *	53,086	6,058,174

Crane Holdings	178,670	17,947,402

Dycom Industries *	226,520	21,202,272

Enerpac Tool Group, Cl A	777,805	19,795,137

Timken	297,462	21,021,640

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN SMALL CAP FUND DECEMBER 31, 2022 (UNAUDITED)

COMMON STOCK** — (continued)

	Shares	Value

INDUSTRIALS — (continued)

Univar Solutions *	575,960	$18,315,528

		146,698,945

INFORMATION TECHNOLOGY — 4.4%

Belden	213,259	15,333,322

MATERIALS — 10.7%

Ingevity *	249,149	17,550,056

Stepan	187,041	19,912,385

		37,462,441

TOTAL COMMON STOCK (Cost $300,113,540)		345,196,549

TOTAL INVESTMENTS— 98.2% (Cost $300,113,540)		$345,196,549

Percentages are based on Net Assets of $351,439,226.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN U.S. EQUITY FUND DECEMBER 31, 2022 (UNAUDITED)

SCHEDULE OF INVESTMENTS

COMMON STOCK** — 95.6%

	Shares	Value

CONSUMER DISCRETIONARY — 18.4%

Boot Barn Holdings *	14,063	$879,219

Murphy USA	9,108	2,546,050

Polaris	23,492	2,372,692

Thor Industries	25,383	1,916,163

		7,714,124

CONSUMER STAPLES — 12.8%

Boston Beer, Cl A *	7,019	2,312,901

Darling Ingredients *	48,702	3,048,258

		5,361,159

INDUSTRIALS — 49.8%

AGCO	14,521	2,013,917

Armstrong World Industries	26,863	1,842,533

Brink’s	33,433	1,795,686

Clean Harbors *	9,298	1,061,088

Crane Holdings	22,968	2,307,136

Dycom Industries *	27,641	2,587,198

IDEX	5,229	1,193,938

Timken	35,346	2,497,902

Trex *	34,543	1,462,205

Univar Solutions *	64,505	2,051,259

Watsco	8,132	2,028,121

		20,840,983

INFORMATION TECHNOLOGY — 5.3%

Broadridge Financial Solutions	16,708	2,241,044

MATERIALS — 9.3%

Ingevity *	28,006	1,972,742

THE ADVISORS’ INNER CIRCLE FUND III	SOUTHERNSUN U.S. EQUITY FUND DECEMBER 31, 2022 (UNAUDITED)

COMMON STOCK** — (continued)

	Shares	Value

MATERIALS — (continued)

Westrock	54,779	$1,926,030

		3,898,772

TOTAL COMMON STOCK (Cost $31,825,771)		40,056,082

TOTAL INVESTMENTS— 95.6% (Cost $31,825,771)		$40,056,082

Percentages are based on Net Assets of $41,881,042.

*	Non-income producing security.
**	More narrow industries are utilized for compliance purposes, whereas broad sectors are utilized for reporting purposes.

Cl — Class

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels and other significant accounting policies, please refer to the Fund’s most recent financial statements.

SAM-QH-001-0400